Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Net income allocated to common shareholders, basic and diluted	$ 812	$ 1,323
EARNINGS PER SHARE
Basic and diluted	$ 0.10	$ 0.16
Weighted average common shares outstanding, basic and diluted	8,335,612	8,366,521